Quarterly Financial Data (Unaudited) (Details) - Condensed Summary of Quarterly Results of Operations - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016	Dec. 31, 2015
Summary of Operations
Total Income	$ 9,495	$ 9,997		$ 10,408		$ 9,488		$ 9,285		$ 9,473		$ 10,431		$ 10,201		$ 9,340		$ 39,178	$ 39,445
Total Expense	1,289	1,361		1,355		1,257		1,185		1,170		1,169		1,153		1,144		5,158	4,636
Net interest income	8,206	8,636		9,053		8,231		8,100		8,303		9,262		9,048		8,196		34,020	34,809
(Credit) provision for loan losses	150	0		0		(100)		(200)		500		100		0		500		(300)	1,100
Net interest income after (credit) provision for loan losses	8,056	8,636		9,053		8,331		8,300		7,803		9,162		9,048		7,696		34,320	33,709
Non-interest income	2,401	1,996		1,760		1,536		1,594		920		1,427		1,988		2,129		6,886	6,464
Non-interest expense	7,656	7,572		6,662		6,440		6,624		6,349		6,979		7,609		6,510		27,298	27,447
Income before income taxes	2,801	3,060		4,151		3,427		3,270		2,374		3,610		3,427		3,315		13,908	12,726
Income taxes	852	1,006		1,456		1,113		1,048		747		1,148		1,112		1,055		4,623	4,062
Net income	$ 1,949	$ 2,054		$ 2,695		$ 2,314		$ 2,222		$ 1,627		$ 2,462		$ 2,315		$ 2,260		$ 9,285	$ 8,664
Net income per common share:
Basic (in Dollars per share)	$ 0.24	$ 0.26	[1]	$ 0.34	[1]	$ 0.29	[1]	$ 0.28	[1]	$ 0.21	[1]	$ 0.31	[1]	$ 0.29	[1]	$ 0.29	[1]	$ 1.17	$ 1.10
Diluted (in Dollars per share)	$ 0.23	$ 0.25	[1]	$ 0.33	[1]	$ 0.28	[1]	$ 0.27	[1]	$ 0.20	[1]	$ 0.30	[1]	$ 0.29	[1]	$ 0.28	[1]	$ 1.14	$ 1.07

[1]	The sum of quarterly income per basic and diluted common share may not equal net income per basic and diluted common share, respectively, for the years ended December 31, 2016 and 2015 due to differences in the computation of weighted average diluted common shares on a quarterly and annual basis.